UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alfred J. Giuffrida
Title:     Managing Director
Phone:     415-986-7733
Signature, Place, and Date of Signing:

Alfred J. Giuffrida    San Francisco, California    February 10, 2000

report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $70,088


List of Other Included Managers: (1)
 No.    13F File Number      Name
 1        801-36232          Horsley Bridge Partners LLC

(1) The Other Included Managers include entities in which there is an overlap in the ownership and/or management of such entity with the filer. There is no parent/subsidiary relationship; however, one or more of the owners or managers of the filer may share investment discretion over Section 13(f) securities over which the Other Included Managers have investment discretion. The number of the Other Included Manager listed in Column 7 in the table below indicates the entity that formally has sole investment discretion over the applicable Section 13(f) securities. The filing entity disclaims having investment discretion over the Section 13(f) securities over which the Other Included Managers have investment discretion.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

EFFICIENT NETWORKS INC         COM              282056100    47402   697092 SH       SOLE                   697092
MICROTEL INTERNATIONAL INC     COM              59514K209       25    57734 SH       OTHER                            57734
NORTHPOINT COMMUNICATIONS GRP  COM              666610100     2160    90000 SH       SOLE                    90000
RHYTHMS NETCONNECTONS INC      COM              762430205    18912   610057 SH       SOLE     1             610057
SONUS PHARMACEUTICALS INC      COM              835692104     1589   635401 SH       SOLE                   635401